Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Aggregate Notional Amount and Fair Value of Derivative Financial Instruments
The table below summarizes the aggregate notional amount and fair value of the derivative financial instruments. The notional amount represents the absolute value amount of all outstanding derivative contracts.

	December 31, 2023				December 31, 2022
	Assets		Liabilities		Assets		Liabilities
		Fair		Fair		Fair		Fair
	Notional	Value	Notional	Value	Notional	Value	Notional	Value
Freestanding Derivatives
Blackstone
Interest Rate Contracts	$634,840	$145,798	$607,000	$86,589	$789,540	$188,043	$621,700	$83,331
Foreign Currency Contracts	387,102	11,442	334,228	3,538	541,238	8,040	190,774	3,542
Credit Default Swaps	3,108	479	3,748	508	2,007	384	8,768	1,309
Total Return Swaps	63,158	13,171	—	—	42,233	6,210	—	—
Equity Options	—	—	1,110,490	563,986	—	—	996,592	48,581

	1,088,208	170,890	2,055,466	654,621	1,375,018	202,677	1,817,834	136,763

Investments of
Consolidated Blackstone Funds
Interest Rate Contracts	855,683	19,189	—	—	931,752	74,926	—	—
Foreign Currency Contracts	—	—	—	—	—	—	5,133	284

	855,683	19,189	—	—	931,752	74,926	5,133	284

	$1,943,891	$190,079	$2,055,466	$654,621	$2,306,770	$277,603	$1,822,967	$137,047

Summary of Impact of Derivative Financial Instruments to Consolidated Statements of Operations
The table below summarizes the impact to the Consolidated Statements of Operations from derivative financial instruments:

	Year Ended December 31,
	2023	2022	2021
Freestanding Derivatives
Realized Gains (Losses)
Interest Rate Contracts	$24,291	$15,319	$1,727
Foreign Currency Contracts	443	(8,520)	(1,152)
Credit Default Swaps	(413)	(231)	(1,488)
Total Return Swaps	15,775	1,654	(1,254)
Other	—	—	(40)

	40,096	8,222	(2,207)

Net Change in Unrealized Gains (Losses)
Interest Rate Contracts	(87,177)	167,706	89,702
Foreign Currency Contracts	3,288	9,666	608
Credit Default Swaps	363	73	1,112
Total Return Swaps	6,381	5,290	2,130
Equity Options	(515,405)	(48,581)	—
Other	—	—	(20)

	(592,550)	134,154	93,532

	$(552,454)	$142,376	$91,325